CAPITAL AND RESERVES - Share capital (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 25, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 $ / shares	Jul. 25, 2018 $ / shares
CAPITAL AND RESERVES
Common shares issued		$ 2,304
Share issue cost		$ 31
Share capital
CAPITAL AND RESERVES
Shares issued (in shares) | shares		227,273
Flow-through common shares
CAPITAL AND RESERVES
Shares issued (in shares) | shares		227,273
Price of share (per share) | $ / shares				$ 13.20
Common shares issued	$ 2,304
Share issue cost	31
Flow-through common shares | Share capital
CAPITAL AND RESERVES
Common shares issued	1,913
Flow-through common shares | Contributed surplus
CAPITAL AND RESERVES
Common shares issued	$ 391
Preferred shares
CAPITAL AND RESERVES
Shares par value | $ / shares			$ 0